Other Non-Operating Income (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Other Non-Operating Income [Abstract]
Schedule of Other Non-Operating Income	Other non-operating income consisted of the following:
	For the six months ended March 31,
	2024	2023
Rental income	$—	$16,010
Tax subsidies and deductions	73	—
Government subsidies	30	2,363
Others income	895	9,663
Total	$998	$28,036
Others, net income and expense consisted of the following:
	For the years ended September 30,
	2023	2022	2021
Rental income	$—	$130,900	$120,345
Tax subsidies and deductions	14	34,886	11,622
Government subsidies	1,314	3,441	—
Others income/(expenses)	13,229	(55,569)	(77,887)
Total	$14,557	$113,658	$54,080